Total
T. Rowe Price Technology ETF
Technology ETF
Investment Objective(s)
The fund seeks to provide long-term capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Technology ETF Technology ETF
Management fees	0.63%
Other expenses	none
Total annual fund operating expenses	0.63%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	T. Rowe Price Technology ETF Technology ETF USD ($)
1 Year	$ 64
3 Years	$ 202

Portfolio Turnover

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund commenced operations on or following the date of this prospectus, there is no portfolio turnover information quoted for the fund.

Principal Investment Strategies

The fund normally invests at least 80% of its net assets (plus borrowings for investments purposes) in securities of companies that it expects to generate a majority of their revenue from technology or enablement through technology. The fund considers technology enabled companies as those whose competitive edge and/or market share are largely based on their technology capabilities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name are counted, as applicable, toward compliance with the fund’s 80% investment policy.

The fund’s primary emphasis is on the common stocks of what the adviser considers to be enduring technology companies. The fund primarily invests in large firms with established track records, but can also invest in small companies offering new technologies, including companies that only recently began to publicly trade. Investments may also include companies positioned to benefit from advances in technology even if they are not direct technology providers.

Stock selection is based on intensive fundamental research that assesses companies’ business prospects, the valuations of their stocks, and their prospects for share price appreciation.

The fund typically invests in U.S. companies but can also invest in companies outside the U.S., including companies in emerging markets.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

Principal Risks
Risk Table - T. Rowe Price Technology ETF	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Technology companies

Technology companies: A fund that focuses its investments in specific industries or sectors is more susceptible to adverse developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in technology companies, the fund may perform poorly during a downturn in the technology industries. Technology companies can be adversely affected by, among other things, changes in government regulations or increased government scrutiny, dependency on patent protection and intellectual property rights, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

International investing

International investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Liquidity

Liquidity: A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit the fund’s ability to purchase or sell holdings in a timely manner at a desired price. An inability to sell a portfolio holding can adversely affect the fund’s overall value or prevent the fund from being able to take advantage of other investment opportunities. Liquidity risk may be magnified during periods of substantial market volatility and unexpected episodes of illiquidity may limit the fund’s ability to pay redemption proceeds without selling holdings at an unfavorable time or at a suitable price. Large redemptions may also have a negative impact on the fund’s overall liquidity.

Emerging markets

Emerging markets: Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Authorized Participant

Authorized Participant: Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of intermediaries that act as Authorized Participants, and none of these Authorized Participants are or will be obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, (i) the market price of the fund’s shares may trade at a premium or discount to its net asset value (NAV), (ii) an active trading market for the fund may not develop or be maintained, and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the fund will continue to be met or remain unchanged.

New fund

New fund: Because the fund is new, it has a relatively small number of shareholders and assets under management. As a result, the portfolio manager may experience difficulties in fully implementing the fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The fund’s limited operating history could make it more difficult to evaluate the performance of the portfolio manager and the fund’s investment strategies. In addition, there can be no assurance that the fund will ultimately grow to an economically viable size, which could lead to the fund eventually ceasing its operations.

Risk Nondiversified Status [Member]

Nondiversification: As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information is available through troweprice.com.